Shareholders’ Equity (Deficit) (Details) - Schedule of share capital - Ordinary shares [Member] - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of share capital [Line Items]
Ordinary shares, Authorized	50,000,000	20,000,000
Ordinary shares, Issued and outstanding	15,049,720	11,136,850